Transactions with Related Parties - Compensation to the Company's Executive Director (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Share-based payments	$ 40	$ 40	$ 40
Executive Director
Disclosure of transactions between related parties [line items]
Short-term employee benefits	1,772	224	235
Total	$ 1,772	$ 224	$ 235